Components of other comprehensive income - Summary of Components of other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Impact of currency translation	€ (458)	€ 228	€ (196)
Income tax effect	(24)	12	(11)
Total impact of currency translation, net of tax	€ (434)	€ 216	€ (185)